UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Arience Capital Management, L.P.
Address: 745 Fifth Avenue, 7th Floor

         New York, NY  10151

13F File Number:  28-10758

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arience GP, L.L.C., General Partner
	   By:  Caryn Seidman-Becker, Managing Member
Title:
Phone:     212-303-3700

Signature, Place, and Date of Signing:

     /s/ Caryn Seidman-Becker     New York, NY     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $1,471,540 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                       COM             037833100    45431   295890 SH       SOLE                   295890        0        0
BAXTER INTL INC                 COM             071813109   112736  2003134 SH       SOLE                  2003134        0        0
BOYD GAMING CORP                COM             103304101    76774  1791684 SH       SOLE                  1791684        0        0
BURGER KING HLDGS INC           COM             121208201   105268  4129776 SH       SOLE                  4129776        0        0
CABOT CORP                      COM             127055101    35378   995730 SH       SOLE                   995730        0        0
CARMAX INC                      COM             143130102    14553   715815 SH       SOLE                   715815        0        0
DST SYS INC DEL                 COM             233326107   147053  1713705 SH       SOLE                  1713705        0        0
EAGLE MATERIALS INC             COM             26969p108    96710  2705918 SH       SOLE                  2705918        0        0
EASTMAN KODAK CO                COM             277461109    47381  1770578 SH       SOLE                  1770578        0        0
ELECTRONIC ARTS INC             COM             285512109    86417  1543435 SH       SOLE                  1543435        0        0
GAFISA S A                      SPONS ADR       362607301    58878  1745062 SH       SOLE                  1745062        0        0
HEALTHSOUTH CORP                COM NEW         421924309    68487  3911323 SH       SOLE                  3911323        0        0
KANSAS CITY SOUTHERN            COM NEW         485170302    43198  1342803 SH       SOLE                  1342803        0        0
LEAP WIRELESS INTL INC          COM NEW         521863308    92705  1139301 SH       SOLE                  1139301        0        0
MANNKIND CORP                   COM             56400p201    11334  1170900 SH       SOLE                  1170900        0        0
MONSTER WORLDWIDE INC           COM             611742107     6778   199000 SH       SOLE                   199000        0        0
PRICELINE COM INC               COM NEW         741503403    20816   234543 SH       SOLE                   234543        0        0
SEAGATE TECHNOLOGY              SHS             g7945j104    61847  2417777 SH       SOLE                  2417777        0        0
SEARS HLDGS CORP                COM             812350106    82714   650269 SH       SOLE                   650269        0        0
SHIRE PLC                       SPONSORED ADR   82481r106    57839   781822 SH       SOLE                   781822        0        0
TENNECO INC                     COM             880349105    79806  2573567 SH       SOLE                  2573567        0        0
THERAVANCE INC                  COM             88338t104    12577   482079 SH       SOLE                   482079        0        0
UAL CORP                        COM NEW         902549807    75516  1622945 SH       SOLE                  1622945        0        0
UBI SOFT ENTERTAIN FRF10                        9900022K2     5091    74500 SH       SOLE                    74500        0        0
XM SATELLITE RADIO HLDGS INC    CL A            983759101    26253  1852739 SH       SOLE                  1852739        0        0